Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Warrants and Options Outstanding Range of Exercise Price [Member] | Warrants and Options at $0.0001 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Range of Exercise Price	$ 0.0001	$ 0.0001
Warrants and Options Outstanding Range of Exercise Price [Member] | Warrants and Options at $0.025 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Range of Exercise Price		$ 0.025
Warrants and Options Outstanding Range of Exercise Price [Member] | Warrants and Options at $0.50 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Range of Exercise Price	$ 0.50	$ 0.50
Warrants and Options Outstanding Range of Exercise Price [Member] | Warrants and Options at $0.625 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Range of Exercise Price		$ 0.625
Warrants and Options Outstanding Range of Exercise Price [Member] | Warrants and Options at $1.00 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Range of Exercise Price	$ 1.00	$ 1.00
Warrants and Options Outstanding Range of Exercise Price [Member] | Warrants and Options at $1.50 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Range of Exercise Price	$ 1.50	$ 1.50
Warrants and Options Outstanding Range of Exercise Price [Member] | Warrants and Options at $2.45 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Range of Exercise Price	$ 2.45	$ 2.45
Warrants and Options Outstanding Range of Exercise Price [Member] | Warrants and Options at $2.50 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Range of Exercise Price		$ 2.50
Warrants and Options Outstanding Range of Exercise Price [Member] | Warrants and Options at $1.25 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Range of Exercise Price	$ 1.25
Warrants and Options Outstanding Number Outstanding [Member] | Warrants and Options at $0.0001 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Number Outstanding (in Shares)	1,000,000	1,000,000
Warrants and Options Outstanding Number Outstanding [Member] | Warrants and Options at $0.025 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Number Outstanding (in Shares)		680,000
Warrants and Options Outstanding Number Outstanding [Member] | Warrants and Options at $0.50 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Number Outstanding (in Shares)	6,410,800	6,360,000
Warrants and Options Outstanding Number Outstanding [Member] | Warrants and Options at $0.625 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Number Outstanding (in Shares)		220,000
Warrants and Options Outstanding Number Outstanding [Member] | Warrants and Options at $1.00 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Number Outstanding (in Shares)	15,036,830	10,420,230
Warrants and Options Outstanding Number Outstanding [Member] | Warrants and Options at $1.50 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Number Outstanding (in Shares)	4,203,601	300,000
Warrants and Options Outstanding Number Outstanding [Member] | Warrants and Options at $2.45 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Number Outstanding (in Shares)	100,000	100,000
Warrants and Options Outstanding Number Outstanding [Member] | Warrants and Options at $2.50 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Number Outstanding (in Shares)		64,934
Warrants and Options Outstanding Number Outstanding [Member] | Warrants and Options at $1.25 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Number Outstanding (in Shares)	2,912,716
Warrants and Options Outstanding Number Outstanding [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Number Outstanding (in Shares)	29,663,947	19,145,164
Warrants and Options Weighted Average Remaining Contractual Life [Member] | Warrants and Options at $0.0001 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Weighted Average Remaining Contractual Life	1 year 146 days	2 years 6 months
Warrants and Options Weighted Average Remaining Contractual Life [Member] | Warrants and Options at $0.025 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Weighted Average Remaining Contractual Life		109 days
Warrants and Options Weighted Average Remaining Contractual Life [Member] | Warrants and Options at $0.50 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Weighted Average Remaining Contractual Life	8 years 36 days	9 years
Warrants and Options Weighted Average Remaining Contractual Life [Member] | Warrants and Options at $0.625 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Weighted Average Remaining Contractual Life		36 days
Warrants and Options Weighted Average Remaining Contractual Life [Member] | Warrants and Options at $1.00 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Weighted Average Remaining Contractual Life	4 years 73 days	9 years
Warrants and Options Weighted Average Remaining Contractual Life [Member] | Warrants and Options at $1.50 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Weighted Average Remaining Contractual Life	4 years 255 days	2 years 6 months
Warrants and Options Weighted Average Remaining Contractual Life [Member] | Warrants and Options at $2.45 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Weighted Average Remaining Contractual Life	8 years 6 months	5 years
Warrants and Options Weighted Average Remaining Contractual Life [Member] | Warrants and Options at $2.50 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Weighted Average Remaining Contractual Life		6 months
Warrants and Options Weighted Average Remaining Contractual Life [Member] | Warrants and Options at $1.25 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Outstanding Weighted Average Remaining Contractual Life	2 years 73 days
Warrants and Options Exercisable Range of Exercise Price [Member] | Warrants and Options at $0.0001 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Range of Exercise Price	$ 0.0001	$ 0.0001
Warrants and Options Exercisable Range of Exercise Price [Member] | Warrants and Options at $0.025 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Range of Exercise Price		$ 0.025
Warrants and Options Exercisable Range of Exercise Price [Member] | Warrants and Options at $0.50 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Range of Exercise Price	$ 0.50	$ 0.50
Warrants and Options Exercisable Range of Exercise Price [Member] | Warrants and Options at $0.625 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Range of Exercise Price		$ 0.625
Warrants and Options Exercisable Range of Exercise Price [Member] | Warrants and Options at $1.00 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Range of Exercise Price	$ 1.00	$ 1.00
Warrants and Options Exercisable Range of Exercise Price [Member] | Warrants and Options at $1.50 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Range of Exercise Price	$ 1.50	$ 1.50
Warrants and Options Exercisable Range of Exercise Price [Member] | Warrants and Options at $2.45 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Range of Exercise Price	$ 2.45	$ 2.45
Warrants and Options Exercisable Range of Exercise Price [Member] | Warrants and Options at $2.50 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Range of Exercise Price		$ 2.50
Warrants and Options Exercisable Range of Exercise Price [Member] | Warrants and Options at $1.25 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Range of Exercise Price	$ 1.25
Warrants and Options Exercisable Number Exercisable [Member] | Warrants and Options at $0.0001 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Number Exercisable (in Shares)	1,000,000	1,000,000
Warrants and Options Exercisable Number Exercisable [Member] | Warrants and Options at $0.025 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Number Exercisable (in Shares)		680,000
Warrants and Options Exercisable Number Exercisable [Member] | Warrants and Options at $0.50 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Number Exercisable (in Shares)	5,182,300	3,975,000
Warrants and Options Exercisable Number Exercisable [Member] | Warrants and Options at $0.625 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Number Exercisable (in Shares)		220,000
Warrants and Options Exercisable Number Exercisable [Member] | Warrants and Options at $1.00 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Number Exercisable (in Shares)	13,414,330	10,370,230
Warrants and Options Exercisable Number Exercisable [Member] | Warrants and Options at $1.50 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Number Exercisable (in Shares)	4,203,601	300,000
Warrants and Options Exercisable Number Exercisable [Member] | Warrants and Options at $2.45 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Number Exercisable (in Shares)	40,000	20,000
Warrants and Options Exercisable Number Exercisable [Member] | Warrants and Options at $2.50 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Number Exercisable (in Shares)		64,934
Warrants and Options Exercisable Number Exercisable [Member] | Warrants and Options at $1.25 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Number Exercisable (in Shares)	2,912,716
Warrants and Options Exercisable Number Exercisable [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Number Exercisable (in Shares)	26,752,947	16,630,164
Warrants and Options Exercisable Weighted Average Exercise Price [Member] | Warrants and Options at $0.0001 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Weighted Average Exercise Price	$ 0.0001	$ 0.0001
Warrants and Options Exercisable Weighted Average Exercise Price [Member] | Warrants and Options at $0.025 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Weighted Average Exercise Price		$ 0.025
Warrants and Options Exercisable Weighted Average Exercise Price [Member] | Warrants and Options at $0.50 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Weighted Average Exercise Price	$ 0.50	$ 0.50
Warrants and Options Exercisable Weighted Average Exercise Price [Member] | Warrants and Options at $0.625 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Weighted Average Exercise Price		$ 0.625
Warrants and Options Exercisable Weighted Average Exercise Price [Member] | Warrants and Options at $1.00 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Weighted Average Exercise Price	$ 1.00	$ 1.00
Warrants and Options Exercisable Weighted Average Exercise Price [Member] | Warrants and Options at $1.50 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Weighted Average Exercise Price	$ 1.50	$ 1.50
Warrants and Options Exercisable Weighted Average Exercise Price [Member] | Warrants and Options at $2.45 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Weighted Average Exercise Price	$ 2.45	$ 2.45
Warrants and Options Exercisable Weighted Average Exercise Price [Member] | Warrants and Options at $2.50 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Weighted Average Exercise Price		$ 2.50
Warrants and Options Exercisable Weighted Average Exercise Price [Member] | Warrants and Options at $1.25 [Member]
Options and Warrants (Details) - Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Line Items]
Warrants and Options Exercisable Weighted Average Exercise Price	$ 1.25